Subsequent events	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
Subsequent events
(33)	Subsequent events-
As of April 30, 2026, the date of issuance of these consolidated financial statements, the most sig ni
ficant subsequent events in regard to the December 31, 2025 consolidated financial statements and for the year then ended are as follows:

a)
Uncertainty in fuel prices consumed by the Group. As of April 30, 2026, the price of jet-fuel reached 4.38 dollars per gallon. By December 31, 2025, it was 2.40 dollars per gallon, with an average price for the full year 2025 of 2.48 dollars per gallon.

Recent geopolitical events over the past few weeks have introduced significant global uncertainty around the future direction of fuel prices. This volatility could materially affect the Group’s jet-fuel

consumption costs in the coming months.
The international aviation industry has responded swiftly by adapting to elevated fuel prices and implementing measures to offset the additional costs. Nevertheless, given the uncertainty over how long these higher prices will persist, the Group continues to monitor market conditions closely and will continue to make appropriate adjustments as circumstances evolve.

b)	The Group has signed service agreements within the normal course of its operation.